Taxation - Income taxes (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%	25.00%	25.00%
Permanent differences		6.74%	(1.19%)	0.60%
Tax rate difference from statutory rate in other jurisdictions	[1]	(3.19%)	(1.43%)	(3.90%)
Tax effect of preferential tax treatments		(8.91%)	(7.94%)	(8.29%)
Withholding tax		(0.25%)	(0.21%)	(0.63%)
Change in valuation allowance		(20.79%)	(15.65%)	(14.56%)
Effective income tax rate		(1.40%)	(1.42%)	(1.78%)
Operating loss carryforwards
Net operating tax loss carry forwards		¥ 15,906,396,000
Loss expiring in 2023
Operating loss carryforwards
Net operating tax loss carry forwards		88,466,000
Loss expiring in 2024
Operating loss carryforwards
Net operating tax loss carry forwards		189,744,000
Loss expiring in 2025
Operating loss carryforwards
Net operating tax loss carry forwards		269,421,000
Loss expiring in 2026
Operating loss carryforwards
Net operating tax loss carry forwards		952,055,000
Loss expiring in 2027 and thereafter
Operating loss carryforwards
Net operating tax loss carry forwards		14,406,710,000
Cayman Islands
Income taxes
Withholding tax amount		¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%	16.50%	16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		16.50%	16.50%	16.50%
China
Income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%
China | Certain subsidiaries | Encouraged Enterprises [Member]
Income taxes
Preferential tax rate		15.00%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.